Investments in associates and joint ventures - Summary of Combined Information of Investments Accounted for Using the Equity Method (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Share of profit or loss
Total		¥ (64,194)	¥ (7,865)	¥ 10,557
Share of other comprehensive income
Total		(21,039)	(1,248)	5,348
Share of comprehensive income
Total		(85,233)	(9,113)	15,905
Aggregated Individually Immaterial Associates [member]
Share of profit or loss
Total		21,026	19,682	19,782
Share of other comprehensive income
Total		(20,969)	(1,268)	5,311
Share of comprehensive income
Total		57	18,414	25,093
Aggregated individually immaterial joint ventures [member]
Share of profit or loss
Total	[1]	(85,220)	(27,547)	(9,225)
Share of other comprehensive income
Total		(70)	20	37
Share of comprehensive income
Total	[1]	¥ (85,290)	¥ (27,527)	¥ (9,188)

[1]	Sony Honda Mobility Inc. (“Sony Honda Mobility”), a joint venture of Sony Group Corporation and Honda Motor Co., Ltd. (“Honda”), decided to discontinue the development and launch of its electric vehicle models and downsize its business as a result of Honda’s reassessment of its automobile electrification strategy announced in March 2026. Consequently, an additional 44.9 billion yen loss for the share of profit (loss) of investments accounted for using the equity method was recorded, which is included in the Sony’s share of profit or loss and comprehensive income for the fiscal year ended March 31, 2026. In addition, a 25.2 billion yen loss for the share of profit (loss) of investments accounted for using the equity method, which was recognized in excess of the carrying amount of the investment in Sony Honda Mobility, is not included in the carrying amount of investments in joint ventures as of March 31, 2026, and is included in other current liabilities in the consolidated statements of financial position.